Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

February 2, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	SERIES PORTFOLIOS TRUST (the “Trust”) Securities Act Registration No. 333-206240 Investment Company Act Registration No: 811-23084

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Subversive Decarbonization ETF, Subversive Food Security ETF, Subversive Mental Health ETF, Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2024, and filed electronically as Post-Effective Amendment No. 188 to the Trust’s Registration Statement on Form N‑1A on January 26, 2024.

If you have any additional questions or require further information, please contact the undersigned at (414) 516-1652.

Sincerely,

/s/ Adam W. Smith
Adam W. Smith
Secretary of Series Portfolios Trust